UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08748
Columbia Funds Variable Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Acorn Fund
WUSAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Acorn Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn Fund	$ 45	0.92% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 467,391,012
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.2%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information,
holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Acorn Fund | SSR7064_00_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Acorn Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Acorn Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 16.8%
Automobile Components 3.2%
Dorman Products, Inc.(a)	49,673	6,093,387
Modine Manufacturing Co.(a)	92,855	9,146,217
Total		15,239,604
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	67,138	8,297,585
Hotels, Restaurants & Leisure 5.9%
Churchill Downs, Inc.	110,406	11,151,006
Portillo’s, Inc., Class A(a)	378,039	4,411,715
Wingstop, Inc.	30,358	10,222,753
Xponential Fitness, Inc., Class A(a)	215,150	1,611,474
Total		27,396,948
Household Durables 3.7%
Cavco Industries, Inc.(a)	14,599	6,342,244
SharkNinja, Inc.(a)	19,738	1,953,865
TopBuild Corp.(a)	27,791	8,997,058
Total		17,293,167
Specialty Retail 2.2%
Five Below, Inc.(a)	77,193	10,126,178
Total Consumer Discretionary		78,353,482
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)	74,496	8,032,904
Sprouts Farmers Market, Inc.(a)	27,824	4,580,943
Total		12,613,847
Household Products 1.1%
WD-40 Co.	23,537	5,368,554
Personal Care Products 1.0%
elf Beauty, Inc.(a)	36,981	4,601,916
Total Consumer Staples		22,584,317
Energy 2.1%
Energy Equipment & Services 1.1%
TechnipFMC PLC	147,007	5,062,921
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.0%
Antero Resources Corp.(a)	114,632	4,617,377
Total Energy		9,680,298
Financials 9.6%
Banks 1.5%
Lakeland Financial Corp.	44,031	2,705,705
Western Alliance Bancorp	55,238	4,307,459
Total		7,013,164
Capital Markets 5.5%
Blue Owl Capital, Inc.	240,337	4,616,874
Carlyle Group, Inc. (The)	195,045	10,025,313
GCM Grosvenor, Inc., Class A	962,771	11,129,633
Total		25,771,820
Insurance 2.6%
Oscar Health, Inc., Class A(a)	115,842	2,483,652
Ryan Specialty Holdings, Inc., Class A	140,803	9,573,196
Total		12,056,848
Total Financials		44,841,832
Health Care 20.0%
Biotechnology 6.0%
Absci Corp.(a),(b)	382,504	983,035
BridgeBio Pharma, Inc.(a)	53,367	2,304,387
Crinetics Pharmaceuticals, Inc.(a)	28,140	809,307
Exact Sciences Corp.(a)	171,465	9,111,650
Insmed, Inc.(a)	64,769	6,518,352
Natera, Inc.(a)	15,206	2,568,902
Nuvalent, Inc., Class A(a)	23,590	1,799,917
Revolution Medicines, Inc.(a)	30,118	1,108,041
Sarepta Therapeutics, Inc.(a)	55,527	949,512
Vaxcyte, Inc.(a)	29,030	943,765
Viking Therapeutics, Inc.(a)	39,856	1,056,184
Total		28,153,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.9%
Glaukos Corp.(a)	80,261	8,290,158
Integer Holdings Corp.(a)	47,106	5,792,625
iRhythm Technologies, Inc.(a)	12,380	1,906,025
Masimo Corp.(a)	47,576	8,003,235
Penumbra, Inc.(a)	14,602	3,747,311
Total		27,739,354
Health Care Providers & Services 4.6%
Alignment Healthcare, Inc.(a)	169,076	2,367,064
Encompass Health Corp.	59,788	7,331,803
HealthEquity, Inc.(a)	93,453	9,790,136
Pennant Group, Inc. (The)(a)	64,580	1,927,713
Total		21,416,716
Life Sciences Tools & Services 3.0%
Adaptive Biotechnologies Corp.(a)	118,129	1,376,203
BioLife Solutions, Inc.(a)	158,804	3,420,638
Bio-Techne Corp.	173,859	8,945,045
DNA Script(a),(c),(d),(e)	2,550	228,497
Total		13,970,383
Pharmaceuticals 0.5%
Corcept Therapeutics, Inc.(a)	14,677	1,077,292
Structure Therapeutics, Inc., ADR(a)	57,723	1,197,175
Total		2,274,467
Total Health Care		93,553,972
Industrials 25.4%
Aerospace & Defense 5.7%
Aerovironment, Inc.(a)	27,072	7,714,166
Axon Enterprise, Inc.(a)	2,712	2,245,373
Curtiss-Wright Corp.	21,565	10,535,581
Kratos Defense & Security Solutions, Inc.(a)	56,458	2,622,474
Moog, Inc., Class A	20,842	3,771,777
Total		26,889,371
Building Products 1.0%
Janus International Group, Inc.(a)	563,330	4,585,506
Commercial Services & Supplies 1.4%
VSE Corp.	49,546	6,489,535
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 3.0%
MYR Group, Inc.(a)	27,833	5,050,298
Sterling Infrastructure, Inc.(a)	38,634	8,914,023
Total		13,964,321
Electrical Equipment 0.8%
Atkore, Inc.	23,773	1,677,185
Bloom Energy Corp., Class A(a)	80,743	1,931,373
Total		3,608,558
Machinery 4.9%
Esab Corp.	41,985	5,061,292
Mueller Water Products, Inc., Class A	241,252	5,799,698
SPX Technologies, Inc.(a)	73,217	12,277,026
Total		23,138,016
Marine Transportation 1.4%
Matson, Inc.	59,127	6,583,792
Professional Services 4.3%
Alight, Inc., Class A	335,439	1,898,585
Parsons Corp.(a)	153,502	11,016,838
Paylocity Holding Corp.(a)	38,526	6,980,526
Total		19,895,949
Trading Companies & Distributors 2.9%
Applied Industrial Technologies, Inc.	26,591	6,181,078
FTAI Aviation Ltd.	65,485	7,533,394
Total		13,714,472
Total Industrials		118,869,520
Information Technology 17.3%
Electronic Equipment, Instruments & Components 3.2%
Celestica, Inc.(a)	47,426	7,403,673
Coherent Corp.(a)	50,158	4,474,595
Ingram Micro Holding Corp.	137,130	2,857,789
Total		14,736,057
IT Services 1.1%
Globant SA(a)	57,661	5,237,925
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Acorn Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.7%
Lattice Semiconductor Corp.(a)	77,931	3,817,840
Marvell Technology, Inc.	30,687	2,375,174
Rigetti Computing, Inc.(a),(b)	32,444	384,786
Semtech Corp.(a)	34,844	1,572,858
Total		8,150,658
Software 11.1%
Alkami Technology, Inc.(a)	114,090	3,438,673
Atlassian Corp., Class A(a)	10,781	2,189,513
Braze, Inc., Class A(a)	62,898	1,767,434
Clearwater Analytics Holdings, Inc., Class A(a)	136,421	2,991,713
CyberArk Software Ltd.(a)	9,955	4,050,490
Dynatrace, Inc.(a)	93,620	5,168,760
Gen Digital, Inc.	160,675	4,723,845
Gitlab, Inc., Class A(a)	76,177	3,436,345
Monday.com Ltd.(a)	15,346	4,826,010
SailPoint, Inc.(a)	18,865	431,254
Sprout Social, Inc., Class A(a)	105,312	2,202,074
SPS Commerce, Inc.(a)	26,770	3,643,129
Varonis Systems, Inc.(a)	49,863	2,530,547
Vertex, Inc.(a)	84,014	2,968,635
Workiva, Inc., Class A(a)	40,452	2,768,939
Zeta Global Holdings Corp., Class A(a)	169,585	2,626,872
Zscaler, Inc.(a)	6,498	2,039,982
Total		51,804,215
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
IonQ, Inc.(a)	24,400	1,048,468
Total Information Technology		80,977,323
Real Estate 2.1%
Real Estate Management & Development 2.1%
Colliers International Group, Inc.	74,356	9,706,432
Total Real Estate		9,706,432
Total Common Stocks (Cost $395,891,263)		458,567,176

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
Sector 1.1%
SPDR S&P Biotech ETF(b)	61,514	5,101,356
Total Exchange-Traded Equity Funds (Cost $4,939,182)		5,101,356

Money Market Funds 2.3%

Columbia Short-Term Cash Fund, 4.473%(f),(g)	4,604,530	4,603,609
Dreyfus Government Cash Management Fund, Institutional Shares, 4.209%(f),(h)	5,962,655	5,962,655
Total Money Market Funds (Cost $10,565,130)		10,566,264
Total Investments in Securities (Cost: $411,395,575)		474,234,796
Other Assets & Liabilities, Net		(6,843,784)
Net Assets		467,391,012
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2025. The total market value of securities on loan at June 30, 2025 was $5,815,749.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2025, the total value of these securities amounted to $228,497, which represents 0.05% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2025, the total market value of these securities amounted to $228,497, which represents 0.05% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	228,497

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	4,740,598	59,970,081	(60,107,493)	423	4,603,609	102	119,090	4,604,530

(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Acorn Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	78,353,482	—	—	78,353,482
Consumer Staples	22,584,317	—	—	22,584,317
Energy	9,680,298	—	—	9,680,298
Financials	44,841,832	—	—	44,841,832
Health Care	93,325,475	—	228,497	93,553,972
Industrials	118,869,520	—	—	118,869,520
Information Technology	80,977,323	—	—	80,977,323
Real Estate	9,706,432	—	—	9,706,432
Total Common Stocks	458,338,679	—	228,497	458,567,176
Exchange-Traded Equity Funds	5,101,356	—	—	5,101,356
Money Market Funds	10,566,264	—	—	10,566,264
Total Investments in Securities	474,006,299	—	228,497	474,234,796
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value*
Unaffiliated issuers (cost $406,793,100)	$469,631,187
Affiliated issuers (cost $4,602,475)	4,603,609
Receivable for:
Capital shares sold	143,375
Dividends	38,100
Securities lending income	3,400
Foreign tax reclaims	3,686
Expense reimbursement due from Investment Manager	1,495
Total assets	474,424,852
Liabilities
Due upon return of securities on loan	5,962,655
Payable for:
Capital shares redeemed	519,260
Management services fees	30,350
Service fees	93,815
Compensation of chief compliance officer	47
Other expenses	44,862
Deferred compensation of board members	382,851
Total liabilities	7,033,840
Net assets applicable to outstanding capital stock	$467,391,012
Represented by
Paid in capital	444,038,437
Total distributable earnings (loss)	23,352,575
Total - representing net assets applicable to outstanding capital stock	$467,391,012
Shares outstanding	31,955,703
Net asset value per share	14.63
* Includes the value of securities on loan	5,815,749
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Acorn Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,082,451
Dividends — affiliated issuers	119,090
Income from securities lending — net	30,052
Foreign taxes withheld	(1,673)
Total income	1,229,920
Expenses:
Management services fees	1,764,875
Service fees	286,064
Administration fees	60,951
Custodian fees	4,829
Printing and postage fees	29,466
Accounting services fees	15,930
Legal fees	11,645
Compensation of chief compliance officer	39
Compensation of board members	10,165
Deferred compensation of board members	(40,038)
Other	11,081
Total expenses	2,155,007
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(28,800)
Total net expenses	2,126,207
Net investment loss	(896,287)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,886,646
Investments — affiliated issuers	102
Net realized gain	12,886,748
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(33,037,268)
Investments — affiliated issuers	423
Net change in unrealized appreciation (depreciation)	(33,036,845)
Net realized and unrealized loss	(20,150,097)
Net decrease in net assets resulting from operations	$(21,046,384)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment loss	$(896,287)	$(3,177,886)
Net realized gain	12,886,748	68,581,650
Net change in unrealized appreciation (depreciation)	(33,036,845)	4,536,539
Net increase (decrease) in net assets resulting from operations	(21,046,384)	69,940,303
Decrease in net assets from capital stock activity	(27,871,373)	(82,790,837)
Total decrease in net assets	(48,917,757)	(12,850,534)
Net assets at beginning of period	516,308,769	529,159,303
Net assets at end of period	$467,391,012	$516,308,769

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	270,950	3,681,668	332,200	4,719,350
Shares redeemed	(2,244,642)	(31,553,041)	(6,111,121)	(87,510,187)
Total net decrease	(1,973,692)	(27,871,373)	(5,778,921)	(82,790,837)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Acorn Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$15.22	$13.33	$10.95	$25.74	$24.63	$22.26
Income from investment operations:
Net investment income (loss)	(0.03)	(0.09)	(0.04)	(0.06)	(0.19)	(0.12)
Net realized and unrealized gain (loss)	(0.56)	1.98	2.42	(8.14)	2.36	4.78
Total from investment operations	(0.59)	1.89	2.38	(8.20)	2.17	4.66
Less distributions to shareholders from:
Net investment income	—	—	—	—	(0.20)	—
Net realized gains	—	—	—	(6.59)	(0.86)	(2.29)
Total distributions to shareholders	—	—	—	(6.59)	(1.06)	(2.29)
Net asset value, end of period	$14.63	$15.22	$13.33	$10.95	$25.74	$24.63
Total return	(3.88%)	14.18%(a)	21.74%(a)	(33.46%)	8.90%	24.23%
Ratios to average net assets
Total gross expenses(b)	0.93%	0.99%	0.99%	1.01%(c)	1.08%	1.10%
Total net expenses(b),(d)	0.92%	0.95%	0.96%	1.01%(c)	1.08%	1.10%
Net investment loss	(0.39)%	(0.60)%	(0.31)%	(0.40)%	(0.71)%	(0.61)%
Supplemental data
Portfolio turnover	43%	82%	65%	119%	70%	92%
Net assets, end of period (in thousands)	$467,391	$516,309	$529,159	$418,142	$685,554	$708,343

Notes to Financial Highlights
(a)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Acorn Fund (formerly known as Wanger Acorn) (the Fund), a series of Columbia Funds Variable Series Trust (formerly known as Wanger Advisors Trust) (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective June 1, 2025, the Fund was renamed Columbia Variable Portfolio – Acorn Fund and the Trust was renamed Columbia Funds Variable Series Trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. Prior to July 7, 2025, the chief operating decision maker (CODM) was Columbia Wanger Asset Management, LLC (CWAM), a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Effective July 7, 2025, Columbia Management is the CODM. The CODM, through its Investment Oversight Committee and Global Executive Group, is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency

Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2025, is included in the Statement of Operations.
Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2025:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Variable Portfolio – Acorn Fund
Securities lending transactions
Equity securities	$5,815,749	$—	$—	$—	$5,815,749
Gross amount of recognized liabilities for securities lending (collateral received)					5,962,655
Amounts due to counterparty in the event of default					$146,906
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements and under a securities lending agreement as well as any related collateral received or pledged by the Fund as of June 30, 2025:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	5,962,655
Total Liabilities	5,962,655
Total Financial and Derivative Net Assets	(5,962,655)
Financial Instruments	5,815,749
Net Amount (a)	(146,906)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Investment Manager. The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed semi-annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
Prior to July 7, 2025, CWAM furnished investment supervision to the Fund and was responsible for the overall management of the Fund’s business affairs.
Prior to April 1, 2025, CWAM furnished investment advisory services to the Fund under an investment advisory agreement (the Advisory Agreement) and provided administrative services to the Fund under a separate administrative services agreement (the Administration Agreement). Effective April 1, 2025, the Fund entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the Advisory Agreement with the administrative services fee that was previously paid under the Administration Agreement. On June 26, 2025, the Fund’s Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s then-current Management Agreement with CWAM transferred to its parent company Columbia Management on July 7, 2025. Prior to July, 7, 2025, Columbia Management was the sub-administrator of the Fund and the investment adviser of each of the other Columbia funds except for Columbia Variable Portfolio - Acorn International Fund and each series of Columbia Acorn Trust. The services provided to, and management fees paid by, the Fund did not change as a result of this transfer and the current portfolio managers of the Fund continued to manage the Fund after the transition.
For the period from January 1, 2025 through February 28, 2025, CWAM received an advisory fee that was equal to a percentage of the Fund’s daily net assets that declined from 0.74% to 0.63% as the Fund’s net assets increased. The annualized effective advisory fee rate for the period from January 1, 2025 through February 28, 2025 was 0.74% of the Fund’s average daily net assets.
Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund. For the period March 1, 2025 through March 31, 2025 CWAM received an advisory fee that was equal to a percentage of the Fund’s daily net assets that declined from 0.74% to 0.61% as the Fund’s net assets increased. The annualized effective advisory fee rate for the period from March 1, 2025 through March 31, 2025 was 0.74% of the Fund’s average daily net assets. Advisory fees paid by the Fund for the period January 1, 2025 through March 31, 2025 are included in Management services fees on the Statement of Operations.
For the period April 1, 2025 through June 30, 2025, CWAM received a management services fee that was equal to a percentage of the Fund’s daily net assets that declined from 0.79% to 0.63% as the Fund’s net assets increased. The annualized effective management services fee rate for the period April 1, 2025 through June 30, 2025 was 0.79% of the Fund’s average daily net assets.
For the period January 1, 2025 through June 30, 2025, the effective blended advisory fee (for the period January 1, 2025 through March 31, 2025) and management services fee (for the period April 1, 2025 through June 30, 2025) was 0.76% of the Fund’s average daily net assets.
Administration fees
Prior to April 1, 2025, CWAM received an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the period January 1, 2025 through March 31, 2025, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets.

Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.12% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.91% of the Fund’s average daily net assets for the period March 1, 2025 through April 30, 2027. Prior to March 1, 2025, it did not exceed the annual rate of 0.95 of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
411,396,000	96,440,000	(33,601,000)	62,839,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(42,572,098)	(4,023,695)	(46,595,793)
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $200,876,280 and $229,696,700, respectively, for the six months ended June 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured

Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 8. Significant risks
Health care sector risk
The Fund is vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2025, one unaffiliated shareholder of record owned 22.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 53.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Acorn Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 2 and Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Acorn Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Consideration of Management Agreement with Columbia Wanger Asset Management, LLC
At their meeting on March 27, 2025 (the March Meeting), the Board of Trustees (the Board), including the independent Board members (the Independent Trustees), of Columbia Funds Variable Series Trust (formerly, Wanger Advisors Trust) (the Trust) unanimously approved a management agreement (the CWAM Management Agreement) between Columbia Wanger Asset Management, LLC (CWAM) and the Trust, on behalf of Columbia Variable Portfolio – Acorn Fund (formerly, Wanger Acorn) (the Fund), effective April 1, 2025.  Independent legal counsel noted for the Independent Trustees that management was seeking approval of the proposed Management Agreement in place of the existing Investment Advisory Agreement and Administrative Services Agreement with CWAM.
At the March Meeting, the Independent Trustees reviewed and discussed the presentation made at the March 26, 2025 Contracts Committee meeting regarding the proposed CWAM Management Agreement. The Independent Trustees considered the differences between the CWAM Management Agreement and the existing Investment Advisory Agreement and Administrative Services Agreement with CWAM.  The Independent Trustees considered that CWAM had confirmed that the nature and level of the services to be provided under the CWAM Management Agreement would not decrease relative to the services provided under the Investment Advisory Agreement and the Administrative Services Agreement.  The Independent Trustees also considered that the aggregate fee to be paid by the Fund would not change, noting that the management fee rate was proposed to equal the sum of the existing investment management services fee rate and the existing administrative fee rate.  It was observed that the combining of the agreements was therefore not material for the Fund’s shareholders.  The Independent Trustees considered that the Fund’s investment management services and administrative fees were considered less than one year ago in connection with the June 2024 renewal of the existing Investment Advisory Agreement and Administrative Services Agreement with CWAM.
The Independent Trustees noted the discussion relating to the renewal and approval of the advisory agreements for the other Funds at the Contracts Committee and Board meetings in June 2024 (the June 2024 Meeting) and, in that connection, the discussion by independent legal counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement and/or subadvisory agreement.  Independent legal counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at this meeting as well as all of the information previously considered at the June 2024 Meeting regarding the proposed renewal of the other Funds’ advisory agreements.  It was noted that the Board’s consideration of the 2025 renewal of the Funds’ agreements would be undertaken in June 2025.
The Board reviewed all of the above considerations in reaching its decision to approve the CWAM Management Agreement. In reaching its conclusions, no single factor was determinative.  On March 27, 2025, the Board, including all of the Independent Trustees, unanimously approved the CWAM Management Agreement.
APPROVAL OF MANAGEMENT AGREEMENT WITH COLUMBIA MANAGEMENT INVESTMENT ADVISERS
At their meeting on June 26, 2025 (the June Meeting), the Board, including the Independent Trustees, unanimously approved a novation agreement assigning the CWAM Management Agreement from CWAM to Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), effective July 1, 2025.  The Board, including the Independent Trustees, also unanimously approved the continuation through June 30, 2026 of the management agreement resulting therefrom (the Management Agreement).  Under the Management Agreement and other similar management agreements, the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Funds’ management agreements.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews
Columbia Variable Portfolio – Acorn Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement. The Board also evaluated materials provided by CWAM regarding the Fund, and discussed these materials with representatives of the Investment Manager at the Committee and Board meetings held in March and June 2025.
The Board, at the June Meeting, considered the continuation of the Management Agreement through June 30, 2026.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement, including the novation agreement (also considered at this meeting);
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the continuation of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes,

Columbia Variable Portfolio – Acorn Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, including the novation agreement (which was not expected to impact the services provided in any material respect).  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.  The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board took into account that the Fund’s net management fee rate approximated the peer universe median rate.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Acorn Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the continuation of the Management Agreement.

Columbia Variable Portfolio – Acorn Fund  | 2025

 Results of Meeting of Shareholders
(Unaudited)
At a Joint Special Meeting of Shareholders held on February 26, 2025, shareholders of Columbia Funds Variable Series Trust elected each of the fifteen nominees for trustee to the Board of Trustees of Columbia Funds Variable Series Trust, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	44,806,459	2,497,578	0
Daniel J. Beckman	44,545,549	2,758,489	0
Kathleen Blatz	44,841,283	2,462,755	0
Pamela G. Carlton	44,738,205	2,565,833	0
Janet Langford Carrig	44,923,713	2,380,324	0
J. Kevin Connaughton	44,851,008	2,453,030	0
Olive M. Darragh	44,634,747	2,669,291	0
Patricia M. Flynn	44,680,197	2,623,841	0
Brian J. Gallagher	44,768,699	2,535,339	0
Douglas A. Hacker	44,744,402	2,559,636	0
Nancy T. Lukitsh	44,975,413	2,328,625	0
David M. Moffett	44,601,579	2,702,459	0
Catherine James Paglia	44,611,075	2,692,963	0
Natalie A. Trunow	44,966,319	2,337,719	0
Sandra L. Yeager	44,920,389	2,383,649	0
Columbia Variable Portfolio – Acorn Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Acorn Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7064_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025